Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	As of
	December 31, 2022	December 31, 2021
Raw materials
Cannabis	$43,054	$67,505
Non-Cannabis	17,258	20,104
Total raw materials	60,312	87,609

Work-in-process	118,997	91,001
Finished goods	74,317	71,646
Transferred to assets held for sale	(2,983)	(2,110)
Inventories, net	$250,643	$248,146